Stockholders' Equity (Deficit) - Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Aug. 26, 2021	Mar. 15, 2006
Class of Warrant or Right [Roll Forward]
Beginning of period (in shares)	32,961
Common Stock Warrants issued to SVB (in shares)	411,006
Common Stock Warrants issued as part of the Merger (in shares)	5,177,500
Warrants exercised (in shares)	(32,961)
Ending balance (in shares)	5,588,506
Warrants to purchase shares of common stock (in shares)			32,961
Warrants, exercise price (in dollars per share)		$ 11.50	$ 1.14
Private Placement Warrants
Class of Warrant or Right [Roll Forward]
Beginning of period (in shares)	0
Common Stock Warrants issued to SVB (in shares)	0
Common Stock Warrants issued as part of the Merger (in shares)	177,500
Warrants exercised (in shares)	0
Ending balance (in shares)	177,500
Public Warrants
Class of Warrant or Right [Roll Forward]
Beginning of period (in shares)	0
Common Stock Warrants issued to SVB (in shares)	0
Common Stock Warrants issued as part of the Merger (in shares)	5,000,000
Warrants exercised (in shares)	0
Ending balance (in shares)	5,000,000
Humacyte, Inc.
Class of Warrant or Right [Roll Forward]
Beginning of period (in shares)	32,961
Common Stock Warrants issued to SVB (in shares)	411,006
Common Stock Warrants issued as part of the Merger (in shares)	0
Warrants exercised (in shares)	(32,961)
Ending balance (in shares)	411,006